Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2015	2014	2013
	(In thousands)
Matching contributions, net of forfeitures	$6,145	$6,222	$5,994
Discretionary stock contributions, net of forfeitures	$25,261	$25,972	$26,096